Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $4.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	109.80%
Innovator U.S. Equity Ultra Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $433.58 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.10%
Innovator U.S. Equity Ultra Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $296.66 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Ultra Buffer ETF - December | SPDR S&P 500 ETF, Expiration: 11/29/2024; Exercise Price: $521.44 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(10.20%)